Parent Company Only, Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Income [Abstract]
Net gain on securities transactions	$ 1,622	$ 2,161	$ 1,428
Expenses [Abstract]
Professional services	5,649	6,040	5,729
Total noninterest expense	85,005	83,977	82,142
Income taxes	23,717	22,441	19,298
Net income	39,812	37,534	33,087
TrustCo Bank Corp NY [Member]
Statement of Income [Abstract]
Dividends and interest from subsidiaries	24,491	24,475	19,635
Net gain on securities transactions	0	0	45
Income from other investments	0	0	1
Total income	24,491	24,475	19,681
Expenses [Abstract]
Operating supplies	81	105	86
Professional services	491	296	362
Miscellaneous expense	1,042	737	555
Total noninterest expense	1,614	1,138	1,003
Income before income taxes and subsidiaries' undistributed earnings	22,877	23,337	18,678
Income taxes	(548)	(364)	(174)
Income before subsidiaries' undistributed earnings	23,425	23,701	18,852
Equity in undistributed earnings of subsidiaries	16,387	13,833	14,235
Net income	$ 39,812	$ 37,534	$ 33,087